Income and Expenses - Other Operating Expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income And Expenses [Line Items]
Other operating expenses	[1]	€ 293.0	€ 410.0	€ 103.4
Foreign exchange differences, net
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		252.0	0.0	0.0
Loss on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		0.0	385.5	86.3
Litigation costs
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		29.4	3.0	9.0
Other
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		€ 11.6	€ 21.5	€ 8.1

[1]	Adjustments to prior-year figures due to change in functional allocation of general and administrative expenses and other operating expenses (see Note 7.2).